Pension and other post-employment benefit plans (Detail 3) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset	[1]	$ 9	$ 0
Total net defined benefit pension and post-employment liability		633	775
Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		9	0
Total net defined benefit pension and post-employment liability		527	671
of which: Swiss plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		0	0
Total net defined benefit pension and post-employment liability		0	0
of which: UK plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		4	0
Total net defined benefit pension and post-employment liability		0	160
of which: US and German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		5	0
Total net defined benefit pension and post-employment liability	[1]	527	511
US plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		111	137
German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		416	374
Post-employment medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		62	62
Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		44	42
UBS AG
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset	[2]	9	0
Total net defined benefit pension and post-employment liability		629	773
UBS AG | Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		9	0
Total net defined benefit pension and post-employment liability		527	671
UBS AG | of which: Swiss plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		0	0
Total net defined benefit pension and post-employment liability		0	0
UBS AG | of which: UK plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		4	0
Total net defined benefit pension and post-employment liability		0	160
UBS AG | of which: US and German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[2]	527	511
UBS AG | US plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment asset		5	0
Total net defined benefit pension and post-employment liability		111	137
UBS AG | German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		416	374
UBS AG | Post-employment medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		62	62
UBS AG | Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		$ 40	$ 40

[1]
Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively).

[2]
Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively).